Expenses by Nature - Summary of Expenses by Nature Administrative Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Attribution of expenses by nature to their function
Employee benefit expenses	₺ (6,468,042)	₺ (6,960,906)	₺ (6,843,158)
Administrative expenses
Attribution of expenses by nature to their function
Employee benefit expenses	(1,156,765)	(1,191,239)	(1,134,045)
Consultancy expenses	(141,233)	(177,743)	(126,092)
Service expenses	(92,798)	(86,289)	(139,431)
Maintenance and repair expenses	(55,217)	(54,160)	(48,960)
Collection expenses	(54,646)	(75,178)	(124,013)
Travel and entertainment expenses	(39,252)	(32,921)	(40,394)
Utility expenses	(28,409)	(18,452)	(20,143)
Others	(154,218)	(133,957)	(143,064)
Operating expense	₺ (1,722,538)	₺ (1,769,939)	₺ (1,776,142)